SHAREHOLDERS EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Employee [Member]	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yields	0.00%
Volatility	33.00%
Expected term (in years)	4 years 6 months 7 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	1.66%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	2.00%